Lease Obligations and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Lease Obligations and Commitments [Abstract]
Schedule of Lease Liabilities
Lease liabilities recognized as of January 1, 2022	$367,884
Change in lease liabilities	(239,324)
Less: current portion	128,560
At December 31, non-current portion	—
Lease liabilities recognized as of January 1, 2023	128,560
Change in lease liabilities	(128,560)
At December 31, 2023	0